INCOME TAXES (Details - Components of deferred tax assets) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$ 82	$ 0
Less: valuation allowance	(82)	0
Net deferred tax assets	$ 0	$ 0